Debt (Non-Recourse Debt Maturity Schedule) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Details [Line Items]
Non-Recourse Debt	$ (309)
Non Recourse Debt Total	19,429	$ 14,811
Construction line of credit facility remaining borrowing capacity	283
Other line of credit remaining borrowing capacity	1,400
Nonrecourse Debt
Debt Details [Line Items]
Long-Term Debt, Maturity, Year Two	2,687
Long-term Debt, Maturities, Repayments of Principal in Rolling Year Three	2,237
Long-Term Debt, Maturity, Year Four	1,040
Long-Term Debt, Maturity, Year Five	2,720
Long-term Debt, Maturities, Repayments of Principal in Rolling after Year Five	9,293
Nonrecourse Debt
Debt Details [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Rolling Twelve Months	$ 1,761